Investments in Unconsolidated Companies (Summarized Financial Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Rental revenue	$ 240,064,000	$ 291,534,000	$ 272,937,000
Equity Method Investment, Gain (Loss) on Sale of Properties	121,404,000	6,792,000	2,304,000
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	116,832,000	3,125,000	10,709,000
Income (Loss) from Equity Method Investments	54,116,000	4,674,000	4,565,000
Land, buildings and tenant improvements, net	1,656,231,000	1,991,823,000
Construction in progress	12,338,000	61,663,000
Undeveloped land	126,556,000	175,143,000
Other assets	206,414,000	289,173,000
Total assets	2,001,539,000	2,517,802,000
Indebtedness	890,513,000	1,314,502,000
Other liabilities	93,291,000	70,519,000
Total liabilities	983,804,000	1,385,021,000
Owners' equity	1,017,735,000	1,132,781,000
Total liabilities and equity	2,001,539,000	2,517,802,000
Real Estate Investments, Unconsolidated Real Estate and Other Joint Ventures	342,947,000	372,256,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 4,200,000	$ 15,200,000